Property, Plant & Equipment (Details) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Property, Plant and Equipment
Property, plant and equipment	$ 884,210,000		$ 876,346,000	$ 839,040,000
Less: Accumulated depreciation and depletion	(514,121,000)		(504,478,000)	(467,466,000)
Property, plant and equipment, net	370,089,000		371,868,000	371,574,000
Depreciation expense	11,100,000	10,800,000	47,500,000	48,700,000	43,200,000
Limestone and sand acreage
Property, Plant and Equipment
Property, plant and equipment	144,076,000		144,076,000	142,034,000
Land, buildings and building improvements
Property, Plant and Equipment
Property, plant and equipment	100,669,000		100,074,000	96,504,000
Crushing, prestressing and manufacturing plants
Property, Plant and Equipment
Property, plant and equipment	327,449,000		326,066,000	310,130,000
Contracting equipment, vehicles and other
Property, Plant and Equipment
Property, plant and equipment	302,515,000		300,450,000	281,543,000
Construction in progress
Property, Plant and Equipment
Property, plant and equipment	9,501,000		5,680,000	8,829,000
Assets under capital leases
Property, Plant and Equipment
Property, plant and equipment			$ 23,600,000	$ 25,800,000